UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                              --------------------

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GLENHILL ADVISORS, LLC
          ---------------------------------------
Address:       598 MADISON AVENUE, 12TH FLOOR
          ---------------------------------------
               NEW YORK, NEW YORK 10022
          ---------------------------------------


Form 13F File Number: 028-10461
                        -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Glenn J. Krevlin
Title:       Managing Member
Phone:       (646) 432-0600

Signature, Place, and Date of Signing:

/s/ GLENN J. KREVLIN          New York, New York         August 14, 2007
-----------------------   -------------------------     -------------------
     [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2
                                         -----------------

Form 13F Information Table Entry Total:       132
                                         -----------------

Form 13F Information Table Value Total:       2,844,525
                                         -----------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           Form 13F
No.        File Number      Name

01         028- 10911       Glenhill Capital Management, LLC
--------   -----------     ----------------------------------------------

02         028- 10962       Glenhill Capital Overseas GP, Ltd.
--------   -----------     ----------------------------------------------

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Column 1        Column 2                     Column3       Column 4   Column 5            Column 6     Column 7   Column 8
                Title of                     CUSIP         Value     Shares or Sh/Pm Put/ Investment   Other  Voting Authority
Name of Issuer  Class                                      (x$1000)   Prm Amt        call Discretion  Managers Sole Shared None


1-800-Flowers.Com Inc-Cl A                   68243Q 10 6    4,188     444,135  Sh         Shared-Defined   01  Sole
Ac Moore Arts & Crafts Inc                   00086T 10 3   16,817     857,583  Sh         Shared-Defined   01  Sole
Ac Moore Arts & Crafts Inc                   00086T 10 3    9,398     479,250  Sh         Shared-Defined   02  Sole
Advanced Medical Optics                      00763M 10 8   34,393     986,024  Sh         Shared-Defined   01  Sole
Advanced Medical Optics                      00763M 10 8   16,881     483,976  Sh         Shared-Defined   02  Sole
Alcoa Inc                                    013817 10 1   46,800   1,154,700  Sh         Shared-Defined   01  Sole
Alcoa Inc                                    013817 10 1   26,154     645,300  Sh         Shared-Defined   02  Sole
America Movil-Adr Series L                   02364W 10 5   44,122     712,448  Sh         Shared-Defined   01  Sole
America Movil-Adr Series L                   02364W 10 5   24,633     397,752  Sh         Shared-Defined   02  Sole
American Standard Cos Inc                    029712 10 6    6,432     109,055  Sh         Shared-Defined   01  Sole
American Standard Cos Inc                    029712 10 6    3,595      60,945  Sh         Shared-Defined   02  Sole
Bed Bath & Beyond Inc                        075896 10 0   43,289   1,202,813  Sh         Shared-Defined   01  Sole
Bed Bath & Beyond Inc                        075896 10 0   24,192     672,187  Sh         Shared-Defined   02  Sole
Boulder Specialty Brands Inc                 10153P 10 8   20,241   2,034,293  Sh         Shared-Defined   01  Sole
Boulder Specialty Brands Inc                 10153P 10 8   11,303   1,135,948  Sh         Shared-Defined   02  Sole
Boulder Specialty-Cw09                       10153P 11 6    6,578   1,604,334  Sh         Shared-Defined   01  Sole
Boulder Specialty-Cw09                       10153P 11 6    3,672     895,666  Sh         Shared-Defined   02  Sole
Brightpoint Inc                              109473 40 5   10,050     728,761  Sh         Shared-Defined   01  Sole
Brightpoint Inc                              109473 40 5    5,616     407,277  Sh         Shared-Defined   02  Sole
Casual Male Retail Group Inc                 148711 10 4    8,488     840,349  Sh         Shared-Defined   01  Sole
Casual Male Retail Group Inc                 148711 10 4    4,743     469,651  Sh         Shared-Defined   02  Sole
Commscope Inc                                203372 10 7   30,097     515,800  Sh         Shared-Defined   01  Sole
Commscope Inc                                203372 10 7   16,840     288,600  Sh         Shared-Defined   02  Sole
Costco Wholesale Corp                        22160K 10 5   26,278     449,050  Sh         Shared-Defined   01  Sole
Costco Wholesale Corp                        22160K 10 5   14,686     250,950  Sh         Shared-Defined   02  Sole
Cytyc Corporation                            232946 10 3   21,555     500,000  Sh         Shared-Defined   01  Sole
Dana Corp                                    235811 10 6      714     353,468  Sh         Shared-Defined   01  Sole
Dana Corp                                    235811 10 6      399     197,332  Sh         Shared-Defined   02  Sole
Design Within Reach Inc                      250557 10 5    8,474   1,424,195  Sh         Shared-Defined   01  Sole
Design Within Reach Inc                      250557 10 5    4,150     697,403  Sh         Shared-Defined   02  Sole
Dobson Communications Corp-A                 256069 10 5   54,467   4,902,492  Sh         Shared-Defined   01  Sole
Dobson Communications Corp-A                 256069 10 5   27,336   2,460,525  Sh         Shared-Defined   02  Sole
Dollar Thrifty Automotive Gp                 256743 10 5    6,584     161,209  Sh         Shared-Defined   01  Sole
Dollar Thrifty Automotive Gp                 256743 10 5    3,679      90,091  Sh         Shared-Defined   02  Sole
Domtar Corp                                  257559 10 4   40,807   3,656,550  Sh         Shared-Defined   01  Sole
Domtar Corp                                  257559 10 4   22,805   2,043,450  Sh         Shared-Defined   02  Sole
Dover Saddlery Inc                           260412 10 1    4,187     589,685  Sh         Shared-Defined   01  Sole
Dover Saddlery Inc                           260412 10 1    2,338     329,298  Sh         Shared-Defined   02  Sole
Dr Horton Inc                                23331A 10 9   35,798   1,796,199  Sh         Shared-Defined   01  Sole
Dr Horton Inc                                23331A 10 9   20,006   1,003,801  Sh         Shared-Defined   02  Sole
Dst Systems Inc                              233326 10 7   67,816     856,156  Sh         Shared-Defined   01  Sole
Dst Systems Inc                              233326 10 7   34,349     433,644  Sh         Shared-Defined   02  Sole
Dts Inc                                      23335C 10 1   12,569     577,350  Sh         Shared-Defined   01  Sole
Dts Inc                                      23335C 10 1    7,024     322,650  Sh         Shared-Defined   02  Sole
E*Trade Financial Corp                       269246 10 4    4,251     192,450  Sh         Shared-Defined   01  Sole
E*Trade Financial Corp                       269246 10 4    2,376     107,550  Sh         Shared-Defined   02  Sole
Experian Group Ltd                           B19NLV 4      40,740   3,223,538  Sh         Shared-Defined   01  Sole
Experian Group Ltd                           B19NLV 4      22,767   1,801,462  Sh         Shared-Defined   02  Sole
Flamel Technologies -Sp Adr                  338488 10 9   13,932     664,386  Sh         Shared-Defined   01  Sole
Flamel Technologies -Sp Adr                  338488 10 9    5,528     263,591  Sh         Shared-Defined   02  Sole
Flowserve Corp                               34354P 10 5   51,719     722,329  Sh         Shared-Defined   01  Sole
Flowserve Corp                               34354P 10 5   23,848     333,071  Sh         Shared-Defined   02  Sole
Freedom Acquisition Hldgs In Unit 12/28/2011 35645F 20 2   27,434   1,925,200  Sh         Shared-Defined   01  Sole
Freedom Acquisition Hldgs In Unit 12/28/2011 35645F 20 2   15,316   1,074,800  Sh         Shared-Defined   02  Sole
Gartner Inc                                  366651 10 7   70,753   2,877,315  Sh         Shared-Defined   01  Sole
Gartner Inc                                  366651 10 7   33,769   1,373,266  Sh         Shared-Defined   02  Sole
Great Atlantic & Pac Tea Co                  390064 10 3   20,102     599,350  Sh         Shared-Defined   01  Sole
Great Atlantic & Pac Tea Co                  390064 10 3   11,234     334,950  Sh         Shared-Defined   02  Sole
Grupo Mexico Sab De Cv-Ser B                 370841 01 9  109,850  17,997,627  Sh         Shared-Defined   01  Sole
Grupo Mexico Sab De Cv-Ser B                 370841 01 9   54,496   8,928,573  Sh         Shared-Defined   02  Sole
H&R Block Inc                                093671 10 5   29,984   1,283,000  Sh         Shared-Defined   01  Sole
H&R Block Inc                                093671 10 5   16,756     717,000  Sh         Shared-Defined   02  Sole
Heelys Inc                                   42279M 10 7    9,386     362,970  Sh         Shared-Defined   01  Sole
Heelys Inc                                   42279M 10 7    1,669      64,530  Sh         Shared-Defined   02  Sole
Infosys Technologies-Sp Adr                  456788 10 8   35,874     712,065  Sh         Shared-Defined   01  Sole
Infosys Technologies-Sp Adr                  456788 10 8   20,048     397,935  Sh         Shared-Defined   02  Sole
January 08 Calls On Rmbs Us                  750917 90 6      641       3,207  Sh   Call  Shared-Defined   01  Sole
January 08 Calls On Rmbs Us                  750917 90 6      359       1,793  Sh   Call  Shared-Defined   02  Sole
Jarden Corp                                  471109 10 8   20,999     488,233  Sh         Shared-Defined   01  Sole
Jarden Corp                                  471109 10 8   11,732     272,767  Sh         Shared-Defined   02  Sole
July 07 Calls On Infy Us                     456788 90 8      145         725  Sh   Call  Shared-Defined   01  Sole
July 07 Calls On Infy Us                     456788 90 8       81         405  Sh   Call  Shared-Defined   02  Sole
Landamerica Financial Group                  514936 10 3   29,138     301,976  Sh         Shared-Defined   01  Sole
Landamerica Financial Group                  514936 10 3   16,282     168,738  Sh         Shared-Defined   02  Sole
Liberty Global Inc-A                         530555 10 1   23,723     578,040  Sh         Shared-Defined   01  Sole
Liberty Global Inc-A                         530555 10 1   11,182     272,460  Sh         Shared-Defined   02  Sole
Liberty Global Inc-Series C                  530555 30 9   73,364   1,866,774  Sh         Shared-Defined   01  Sole
Liberty Global Inc-Series C                  530555 30 9   40,999   1,043,239  Sh         Shared-Defined   02  Sole
Lionbridge Technologies Inc                  536252 10 9   18,239   3,096,590  Sh         Shared-Defined   01  Sole
Lionbridge Technologies Inc                  536252 10 9    7,040   1,195,210  Sh         Shared-Defined   02  Sole
Lodgenet Entertainment Corp                  540211 10 9   43,190   1,347,150  Sh         Shared-Defined   01  Sole
Lodgenet Entertainment Corp                  540211 10 9   24,136     752,850  Sh         Shared-Defined   02  Sole
Lowe's Cos Inc                               548661 10 7   14,766     481,124  Sh         Shared-Defined   01  Sole
Lowe's Cos Inc                               548661 10 7    8,252     268,876  Sh         Shared-Defined   02  Sole
Merge Technologies Inc                       589981 10 9    7,962   1,219,293  Sh         Shared-Defined   01  Sole
Merge Technologies Inc                       589981 10 9    4,445     680,707  Sh         Shared-Defined   02  Sole
Molex Inc                                    608554 10 1    6,545     218,088  Sh         Shared-Defined   01  Sole
Molex Inc                                    608554 10 1    3,659     121,912  Sh         Shared-Defined   02  Sole
Nalco Holding Co                             62985Q 10 1   82,400   3,001,829  Sh         Shared-Defined   01  Sole
Nalco Holding Co                             62985Q 10 1   40,282   1,467,471  Sh         Shared-Defined   02  Sole
Nmt Medical Inc                              629294 10 9    8,574     721,688  Sh         Shared-Defined   01  Sole
Nmt Medical Inc                              629294 10 9    4,791     403,312  Sh         Shared-Defined   02  Sole
Officemax Inc                                67622P 10 1    3,279      83,424  Sh         Shared-Defined   01  Sole
Officemax Inc                                67622P 10 1    1,830      46,576  Sh         Shared-Defined   02  Sole
Pep Boys-Manny Moe & Jack                    713278 10 9   19,399     962,249  Sh         Shared-Defined   01  Sole
Pep Boys-Manny Moe & Jack                    713278 10 9   10,841     537,751  Sh         Shared-Defined   02  Sole
Puradyn Filter Technologies                  746091 10 7    1,223   2,445,807  Sh         Shared-Defined   01  Sole
Puradyn Filter Technologies                  746091 10 7      664   1,328,001  Sh         Shared-Defined   02  Sole
Qualcomm Inc                                 747525 10 3   27,835     641,500  Sh         Shared-Defined   01  Sole
Qualcomm Inc                                 747525 10 3   15,555     358,500  Sh         Shared-Defined   02  Sole
Quiksilver Inc                               74838C 10 6   29,369   2,078,460  Sh         Shared-Defined   01  Sole
Quiksilver Inc                               74838C 10 6   16,413   1,161,540  Sh         Shared-Defined   02  Sole
Rambus Inc                                   750917 10 6   20,185   1,122,625  Sh         Shared-Defined   01  Sole
Rambus Inc                                   750917 10 6   11,280     627,375  Sh         Shared-Defined   02  Sole
Redenvelope Inc                              75733R 60 1    4,949     747,561  Sh         Shared-Defined   01  Sole
Redenvelope Inc                              75733R 60 1    2,763     417,351  Sh         Shared-Defined   02  Sole
Restoration Hardware Inc                     760981 10 0   20,252   3,629,466  Sh         Shared-Defined   01  Sole
Restoration Hardware Inc                     760981 10 0    7,261   1,301,167  Sh         Shared-Defined   02  Sole
Td Ameritrade Holding Corp                   87236Y 10 8   15,526     776,300  Sh         Shared-Defined   01  Sole
Td Ameritrade Holding Corp                   87236Y 10 8    8,674     433,700  Sh         Shared-Defined   02  Sole
Tekelec                                      879101 10 3   84,425   5,854,733  Sh         Shared-Defined   01  Sole
Tekelec                                      879101 10 3   43,913   3,045,267  Sh         Shared-Defined   02  Sole
Telenet Group Holding Nv                     B0LKSK 4       7,832     225,178  Sh         Shared-Defined   01  Sole
Telenet Group Holding Nv                     B0LKSK 4       4,376     125,800  Sh         Shared-Defined   02  Sole
Tlc Vision Corp                              872549 10 0    3,495     675,983  Sh         Shared-Defined   01  Sole
Tlc Vision Corp                              872549 10 0    1,953     377,771  Sh         Shared-Defined   02  Sole
Tv Azteca S.A.-Cpo                           740471 11 7   10,850  12,188,494  Sh         Shared-Defined   01  Sole
Tv Azteca S.A.-Cpo                           740471 11 7    6,063   6,811,506  Sh         Shared-Defined   02  Sole
Tween Brands Inc                             901166 10 8   37,090     831,609  Sh         Shared-Defined   01  Sole
Tween Brands Inc                             901166 10 8   20,728     464,759  Sh         Shared-Defined   02  Sole
Tyco Electronics Ltd When Issued             G9144P 10 5    3,884      99,433  Sh         Shared-Defined   01  Sole
Tyco Electronics Ltd When Issued             G9144P 10 5    2,170      55,567  Sh         Shared-Defined   02  Sole
Tyco International Ltd                       902124 10 6   92,341   2,732,790  Sh         Shared-Defined   01  Sole
Tyco International Ltd                       902124 10 6   51,604   1,527,210  Sh         Shared-Defined   02  Sole
Vivo Participacoes Sa                        92855S 10 1   46,602   9,301,750  Sh         Shared-Defined   01  Sole
Vivo Participacoes Sa                        92855S 10 1   26,043   5,198,250  Sh         Shared-Defined   02  Sole
Warnaco Group Inc /The                       934390 40 2   65,740   1,671,072  Sh         Shared-Defined   01  Sole
Warnaco Group Inc /The                       934390 40 2   31,902     810,928  Sh         Shared-Defined   02  Sole
Websense Inc                                 947684 10 6   29,990   1,411,300  Sh         Shared-Defined   01  Sole
Websense Inc                                 947684 10 6   16,760     788,700  Sh         Shared-Defined   02  Sole
Yahoo! Inc                                   984332 10 6   52,887   1,949,407  Sh         Shared-Defined   01  Sole
Yahoo! Inc                                   984332 10 6   27,282   1,005,593  Sh         Shared-Defined   02  Sole